General Information (Details)	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD	Dec. 31, 2022 AUD
General Information (Details) [Line Items]
Closing foreign exchange rate							1	1.472
Net loss	$ (341,469)	$ (231,978)	[1]	$ (2,704,845)	$ (2,781,899)
Accumulated losses	24,052,843					$ 16,340,246
Liquidity Analysis [Member]
General Information (Details) [Line Items]
Net loss	$ 341,469	$ 231,978

[1]	US Dollars numbers presented solely for convenience of the reader